Mineral Royalty Interests - Summary of Mineral Royalty Interest (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Upfront Consideration Paid to Date	$ 13,129	[1]
Upfront Consideration to be Paid	17,000	[1]
Total Upfront Consideration	$ 30,129	[1]
Metates [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Chesapeake
Location of Mine	Mexico
Royalty	0.50%	[2]
Upfront Consideration Paid to Date	$ 3,000	[1]
Upfront Consideration to be Paid	0	[1]
Total Upfront Consideration	$ 3,000	[1]
Brewery Creek [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Victoria Gold	[3]
Location of Mine	Canada	[3]
Royalty	2.00%	[2],[3]
Upfront Consideration Paid to Date	$ 3,529	[1],[3]
Upfront Consideration to be Paid	0	[1],[3]
Total Upfront Consideration	$ 3,529	[1],[3]
Black Pine [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Liberty Gold	[4]
Location of Mine	USA	[4]
Royalty	0.50%	[2],[4]
Upfront Consideration Paid to Date	$ 3,600	[1],[4]
Upfront Consideration to be Paid	0	[1],[4]
Total Upfront Consideration	$ 3,600	[1],[4]
Mt Todd [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Vista	[5]
Location of Mine	Australia	[5]
Royalty	1.00%	[2],[5]
Upfront Consideration Paid to Date	$ 3,000	[1],[5]
Upfront Consideration to be Paid	17,000	[1],[5]
Total Upfront Consideration	$ 20,000	[1],[5]

[1]	Expressed in thousands; excludes closing costs.
[2]	Abbreviation as follows: NSR = Net Smelter Return Royalty; and GR = Gross Royalty.
[3]	The Company paid $3 million for an existing 2.0% net smelter return royalty interests on the first 600,000 ounces of gold mined and a 2.75% net smelter returns royalty interest thereafter. The Brewery Creek Royalty agreement provides, among other things, that Golden Predator Mining Corp., (subsidiary of Victoria Gold) may reduce the 2.75% net smelter royalty interest to 2.125% on payment of the sum of Cdn $2 million to the Company.
[4]	Liberty Gold has been granted an option to repurchase 50% of the NSR for $4 million at any point in time up to the earlier of commercial production at Black Pine or January 1, 2030.
[5]	The Mt Todd royalty is at a rate of 1% of gross revenue with such rate being subject to increase to a maximum rate of 2%, depending on the timing associated with the achievement of certain operational milestones.